Debt - Senior Secured Debt (Details) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 28, 2017	Feb. 14, 2017	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018	Feb. 28, 2017	Dec. 31, 2016	May 03, 2016	May 02, 2016	Dec. 31, 2015	May 23, 2013
Debt Instrument [Line Items]
Senior Secured Debt, net				$ 32,804,000	$ 35,642,000		$ 53,638,000
Cash and cash equivalents			$ 34,085,000	25,961,000	24,275,000		9,866,000			$ 2,789,000
Restricted cash				$ 500,000	500,000
Converted debt from CRG | Series A preferred stock | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	2,500,000		2,500,000	2,500,000
Payment-in-kind (PIK) interest
Debt Instrument [Line Items]
Senior Secured Debt, net				$ 7,929,000	10,752,000		$ 3,852,000
Term Loan | Converted debt from CRG and WCAS
Debt Instrument [Line Items]
Original debt amount converted		$ 27,500,000
Conversion price (usd per share)	$ 10
Term Loan | Converted debt from CRG
Debt Instrument [Line Items]
Original debt amount converted	$ 25,000,000		$ 25,000,000	25,000,000
Conversion price (usd per share)	$ 10
CRG Term Loan
Debt Instrument [Line Items]
Debt interest rate, stated percentage									11.00%		11.00%
CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Senior Secured Debt, net								$ 50,000,000
CRG Term Loan | Cash interest
Debt Instrument [Line Items]
Debt interest rate, stated percentage									7.50%		7.50%
CRG Term Loan | Payment-in-kind (PIK) interest
Debt Instrument [Line Items]
Debt interest rate, stated percentage									3.50%		3.50%
CRG Term Loan | Term Loan | Restructured debt
Debt Instrument [Line Items]
Debt interest rate, stated percentage								11.00%
Minimum cash balance				$ 5,000,000	$ 5,000,000.0	$ 2,000,000.0